OMB APPROVAL
OMB Number: 3235-0582
Expires: March 31, 2018
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 - June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Jackson Park Capital (JPC) Proxy Voting				2014 - 2015
Issuing Company	Ticker Symbol	CUSIP	Shareholder Meeting Date	Proposals	Issuer Proposal	Shareholder Proposal	Board Recommendation	JPC Vote	Notes	Date Voted
Teva Pharmaceuticals	TEVA	881624-209	7/30/2014	1a. TO APPOINT DAN PROPPER AS DIRECTOR, TO SERVE UNTIL THE 2017 ANNUAL MEETING OF SHAREHOLDERS.	Yes	No	For	For		7/9/2014
				1b. TO APPOINT ORY SLONIM AS DIRECTOR, TO SERVE UNTIL THE 2017 ANNUAL MEETING OF SHAREHOLDERS.	Yes	No	For	For

2a. TO APPOINT MR. JOSEPH (YOSSI) NITZANI TO SERVE AS A STATUTORY INDEPENDENT DIRECTOR FOR AN ADDITIONAL TERM OF THREE YEARS, FOLLOWING THE EXPIRATION OF HIS SECOND TERM OF SERVICE ON SEPTEMBER 25, 2014, AND TO APPROVE HIS REMUNERATION AND BENEFITS.
					Yes	No	For	For
				2b. TO APPOINT MR. JEAN-MICHEL HALFON TO SERVE AS A STATUTORY INDEPENDENT DIRECTOR FOR A TERM OF THREE YEARS, COMMENCING FOLLOWING MEETING, AND TO APPROVE HIS REMUNERATION & BENEFITS.	Yes	No	For	For
				3a. TO APPROVE THE ANNUAL CASH BONUS OBJECTIVES FOR THE COMPANY'S PRESIDENT & CHIEF EXECUTIVE OFFICER FOR 2014 AND GOING FORWARD.	Yes	No	For	For
				3b. TO APPROVE ANNUAL EQUITY AWARDS FOR THE COMPANY'S PRESIDENT AND CHIEF EXECUTIVE OFFICER FOR EACH YEAR COMMENCING IN 2015.	Yes	No	For	For
				4. TO APPROVE THE PURCHASE OF DIRECTORS' AND OFFICERS' LIABILITY INSURANCE WITH ANNUAL COVERAGE OF UP TO $600 MILLION.	Yes	No	For	For

5. TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LTD., AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM UNTIL THE 2015 ANNUAL MEETING OF SHAREHOLDERS.
					Yes	No	For	For

21st Century Fox	FOX	90130A-200	11/12/2014	1a.ELECTION OF DIRECTOR: K. RUPERT MURDOCH	Yes	No	For	For		10/6/2014
				1b. ELECTION OF DIRECTOR: LACHLAN K. MURDOCH	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: DELPHINE ARNAULT	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: JAMES W. BREYER	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: CHASE CAREY	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: DAVID F. DEVOE	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: VIET DINH	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: SIR RODERICK I. EDDINGTON	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: JAMES R. MURDOCH	Yes	No	For	For
				1j. ELECTION OF DIRECTOR: JACQUES NASSER	Yes	No	For	For
				1k. ELECTION OF DIRECTOR: ROBERT S. SILBERMAN	Yes	No	For	For
				1l. ELECTION OF DIRECTOR: TIDJANE THIAM	Yes	No	For	For
				2. PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2015.	Yes	No	For	For
				3. ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Yes	No	For	For

4. CITIZENSHIP CERTIFICATION - PLEASE MARK "YES" IF THE STOCK IS OWNED OF RECORD OR BENEFICIALLY BY A U.S. STOCKHOLDER, OR MARK "NO" IF SUCH STOCK IS OWNED OF RECORD OR BENEFICIALLY BY A NON-U.S. STOCKHOLDER. (PLEASE REFER TO APPENDIX B OF THE PROXY STATEMENT FOR ADDITIONAL GUIDANCE.) IF YOU DO NOT PROVIDE A RESPONSE TO THIS ITEM 4, YOU WILL BE DEEMED TO BE A NON-U.S. STOCKHOLDER AND THE SHARES WILL BE SUBJECT TO THE SUSPENSION OF VOTING RIGHTS.
					N/A	N/A	None	YES	To determine U.S. citizenship of shareholders, vote Y/N
12/17/2014
Intuit Inc.	INTU	461202-103	1/22/2015	1a. ELECTION OF DIRECTOR: WILLIAM V. CAMPBELL	Yes	No	For	For
				1b. ELECTION OF DIRECTOR: SCOTT D. COOK	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: RICHARD L. DALZELL	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: DIANE B. GREENE	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: EDWARD A. KANGAS	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: DENNIS D. POWELL	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: BRAD D. SMITH	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: JEFF WEINER	Yes	No	For	For
				2. RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JULY 31, 2015.	Yes	No	For	For
				3. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Yes	No	For	For
				4. APPROVAL OF AN AMENDMENT AND RESTATEMENT OF THE EMPLOYEE STOCK PURCHASE PLAN.	Yes	No	For	For

Costco Wholesale Corporation	COST	22160K-105	1/29/2015	1. DIRECTOR 1) JEFFREY H. BROTMAN 2) DANIEL J. EVANS 3) RICHARD A. GALANTI 4) JEFFREY S. RAIKES 5) JAMES D. SINEGAL	Yes	No	For	For		12/27/2014
				2. RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS.	Yes	No	For	For
				3. APPROVAL, ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.	Yes	No	For	For
				4. TO AMEND AND RESTATE THE COMPANY'S SIXTH RESTATED STOCK INCENTIVE PLAN.	Yes	No	For	For
				5a. TO AMEND THE ARTICLES OF INCORPORATION TO REDUCE VOTING STANDARD FOR REMOVAL OF DIRECTORS.	Yes	No	For	For
				5b. TO AMEND THE ARTICLES OF INCORPORATION TO REDUCE VOTING STANDARD FOR AMENDING THE ARTICLE DEALING WITH REMOVAL OF DIRECTORS FOR CAUSE.	Yes	No	For	For
				6. SHAREHOLDER PROPOSAL TO REGULATE DIRECTOR TENURE.	No	Yes	Against	Against

Aramark Holdings Corp.	ARMK	03852U-106	2/3/2015
1. DIRECTOR
1)  ERIC J. FOSS
2)  TODD M. ABBRECHT
3)  LAWRENCE T. BABBIO, JR.
4)  DAVID A. BARR
5)  PIERRE-OLIVIER BECKERS
6)  LEONARD S. COLEMAN, JR.
7)  IRENE M. ESTEVES
8)  DANIEL J. HEINRICH
9)  SANJEEV MEHRA
10)  STEPHEN P. MURRAY
11)  STEPHEN SADOVE
					Yes	No	For	For		1/10/2015
				2. TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING OCTOBER 2, 2015.	Yes	No	For	For
				3. TO APPROVE, IN A NON-BINDING ADVISORY VOTE, THE COMPENSATION PAID TO THE NAMED EXECUTIVE OFFICERS.	Yes	No	For	For
				4. TO DETERMINE, IN A NON-BINDING ADVISORY VOTE, WHETHER A NON-BINDING STOCKHOLDER VOTE TO APPROVE THE COMPENSATION PAID TO OUR NAMED EXECUTIVE OFFICERS SHOULD OCCUR EVERY ONE, TWO OR THREE YEARS.	Yes	No	1 Year	1 Year

Qualcomm Incorporated	QCOM	747525-103	3/9/2015	1a. ELECTION OF DIRECTOR: BARBARA T. ALEXANDER	Yes	No	For	For		1/23/2015
				1b. ELECTION OF DIRECTOR: DONALD G. CRUICKSHANK	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: RAYMOND V. DITTAMORE	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: SUSAN HOCKFIELD	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: THOMAS W. HORTON	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: PAUL E. JACOBS	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: SHERRY LANSING	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: HARISH MANWANI	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: STEVEN M. MOLLENKOPF	Yes	No	For	For
				1j. ELECTION OF DIRECTOR: DUANE A. NELLES	Yes	No	For	For
				1k. ELECTION OF DIRECTOR: CLARK T. RANDT, JR.	Yes	No	For	For
				1l. ELECTION OF DIRECTOR: FRANCISCO ROS	Yes	No	For	For
				1m. ELECTION OF DIRECTOR: JONATHAN J. RUBINSTEIN	Yes	No	For	For
				1n. ELECTION OF DIRECTOR: BRENT SCOWCROFT	Yes	No	For	For
				1o. ELECTION OF DIRECTOR: MARC I. STERN	Yes	No	For	For
				2. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANTS FOR OUR FISCAL YEAR ENDING SEPTEMBER 27, 2015.	Yes	No	For	For
				3. TO APPROVE AN AMENDMENT TO THE 2001 EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE SHARE RESERVE BY 25,000,000 SHARES.	Yes	No	For	For
				4. TO HOLD AN ADVISORY VOTE TO APPROVE OUR EXECUTIVE COMPENSATION.	Yes	No	For	For

Apple Inc.	AAPL	037833-100	3/10/2015	1a. ELECTION OF DIRECTOR: TIM COOK	Yes	No	For	For		1/28/2015
				1b. ELECTION OF DIRECTOR: AL GORE	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: BOB IGER	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: ANDREA JUNG	Yes	No	For	For
				1e. ELECTION OF DIRECTOR:ART LEVINSON	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: RON SUGAR	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: SUE WAGNER	Yes	No	For	For
				2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015	Yes	No	For	For
				3. AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION	Yes	No	For	For
				4. THE AMENDMENT OF THE APPLE INC. EMPLOYEE STOCK PURCHASE PLAN	Yes	No	For	For
				5. A SHAREHOLDER PROPOSAL BY THE NATIONAL CENTER FOR PUBLIC POLICY RESEARCH ENTITLED "RISK REPORT"	No	Yes	Against	Against
				6. A SHAREHOLDER PROPOSAL BY MR. JAMES MCRITCHIE AND MR. JOHN HARRINGTON ENTITLED "PROXY ACCESS FOR SHAREHOLDERS"	No	Yes	Against	Against

ADT Corporation	ADT	00101J-106	3/17/2015	1a. ELECTION OF DIRECTOR: THOMAS COLLIGAN	Yes	No	For	For		2/3/2015
				1b. ELECTION OF DIRECTOR: RICHARD DALY	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: TIMOTHY DONAHUE	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: ROBERT DUTKOWSKY	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: BRUCE GORDON	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: NAREN GURSAHANEY	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: BRIDGETTE HELLER	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: KATHLEEN HYLE	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: CHRISTOPHER HYLEN	Yes	No	For	For
				2. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS ADT'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2015.	Yes	No	For	For
				3. TO APPROVE, IN A NON-BINDING VOTE, THE COMPENSATION OF ADT'S NAMED EXECUTIVE OFFICERS.	Yes	No	For	For

Halliburton Company	HAL	406216-101	3/27/2015
1. PROPOSAL APPROVING THE ISSUANCE OF SHARES OF HALLIBURTON COMMON STOCK AS CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER (AS IT MAY BE AMENDED FROM TIME TO TIME), DATED AS OF NOVEMBER 16, 2014, AMONG HALLIBURTON COMPANY, RED TIGER LLC AND BAKER HUGHES INCORPORATED.
					Yes	No	For	For		3/12/2015

2. PROPOSAL ADJOURNING THE SPECIAL MEETING, IF NECESSARY OR ADVISABLE, TO PERMIT FURTHER SOLICITATION OF PROXIES IN THE EVENT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE ISSUANCE OF SHARES DESCRIBED IN THE FOREGOING PROPOSAL.
					Yes	No	For	For

International Business Machines Corp.	IBM	459200-101	4/28/2015	1a. ELECTION OF DIRECTOR: A.J.P. BELDA	Yes	No	For	For
				1b. ELECTION OF DIRECTOR: W.R. BRODY	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: K.I. CHENAULT	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: M.L. ESKEW	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: D.N. FARR	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: A. GORSKY	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: S.A. JACKSON	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: A.N. LIVERIS	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: W.J. MCNERNEY, JR.	Yes	No	For	For
				1j. ELECTION OF DIRECTOR: J.W. OWENS	Yes	No	For	For
				1k. ELECTION OF DIRECTOR: V.M. ROMETTY	Yes	No	For	For
				1l. ELECTION OF DIRECTOR: J.E. SPERO	Yes	No	For	For
				1m. ELECTION OF DIRECTOR: S. TAUREL	Yes	No	For	For
				1n. ELECTION OF DIRECTOR: P.R. VOSER	Yes	No	For	For
				2. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (PAGE 70)	Yes	No	For	For
				3. ADVISORY VOTE ON EXECUTIVE COMPENSATION (PAGE 71)	Yes	No	For	For
				4. STOCKHOLDER PROPOSAL FOR DISCLOSURE OF LOBBYING POLICIES AND PRACTICES (PAGE 73)	No	Yes	Against	Against
				5. STOCKHOLDER PROPOSAL ON THE RIGHT TO ACT BY WRITTEN CONSENT (PAGE 74)	No	Yes	Against	Against
				6. STOCKHOLDER PROPOSAL TO LIMIT ACCELERATED EXECUTIVE PAY (PAGE 75)	No	Yes	Against	Against
				7. STOCKHOLDER PROPOSAL ON ESTABLISHING A PUBLIC POLICY COMMITTEE (PAGE 75)	No	Yes	Against	Against

AFLAC Incorporated	AFL	001055-102	5/4/2015	1a. ELECTION OF DIRECTOR: DANIEL P. AMOS	Yes	No	For	For		3/24/2015
				1b. ELECTION OF DIRECTOR: PAUL S. AMOS II	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: W. PAUL BOWERS	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: KRISS CLONINGER III	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: ELIZABETH J. HUDSON	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: DOUGLAS W. JOHNSON	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: ROBERT B. JOHNSON	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: THOMAS J. KENNY	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: CHARLES B. KNAPP	Yes	No	For	For
				1j. ELECTION OF DIRECTOR: JOSEPH L. MOSKOWITZ	Yes	No	For	For
				1k. ELECTION OF DIRECTOR: BARBARA K. RIMER, DRPH	Yes	No	For	For
				1l. ELECTION OF DIRECTOR: MELVIN T. STITH	Yes	No	For	For
				1m. ELECTION OF DIRECTOR: TAKURO YOSHIDA	Yes	No	For	For

2. TO CONSIDER THE FOLLOWING NON-BINDING ADVISORY PROPOSAL: "RESOLVED, THAT THE SHAREHOLDERS APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, PURSUANT TO THE COMPENSATION DISCLOSURE RULES OF THE SECURITIES AND EXCHANGE COMMISSION, INCLUDING AS DISCLOSED IN THE COMPENSATION DISCUSSION AND ANALYSIS, EXECUTIVE COMPENSATION TABLES AND ACCOMPANYING NARRATIVE DISCUSSION IN THE PROXY STATEMENT"
					Yes	No	For	For
				3. TO CONSIDER AND ACT UPON THE RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2015	Yes	No	For	For

Abbvie Inc.	ABBV	00287Y-109	5/8/2015	1. DIRECTOR 1) ROXANNE S. AUSTIN 2) RICHARD A. GONZALEZ 3) GLENN F. TILTON	Yes	No	For	For		3/26/2015
				2. RATIFICATION OF ERNST & YOUNG LLP AS ABBVIE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	Yes	No	For	For
				3. SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.	Yes	No	For	For

Pepsico, Inc.	PEP	713448-108	5/6/2015	1a. ELECTION OF DIRECTOR: SHONA L. BROWN	Yes	No	For	For		3/27/2015
				1b. ELECTION OF DIRECTOR: GEORGE W. BUCKLEY	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: IAN M. COOK	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: DINA DUBLON	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: RONA A. FAIRHEAD	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: RICHARD W. FISHER	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: ALBERTO IBARGUEN	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: WILLIAM R. JOHNSON	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: INDRA K. NOOYI	Yes	No	For	For
				1j. ELECTION OF DIRECTOR: DAVID C. PAGE	Yes	No	For	For
				1k. ELECTION OF DIRECTOR: ROBERT C. POHLAD	Yes	No	For	For
				1l. ELECTION OF DIRECTOR: LLOYD G. TROTTER	Yes	No	For	For
				1m. ELECTION OF DIRECTOR: DANIEL VASELLA	Yes	No	For	For
				1n. ELECTION OF DIRECTOR: ALBERTO WEISSER	Yes	No	For	For
				2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2015.	Yes	No	For	For
				3. ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	Yes	No	For	For
				4. ESTABLISH BOARD COMMITTEE ON SUSTAINABILITY.	No	Yes	Against	Against
				5. POLICY REGARDING LIMIT ON ACCELERATED VESTING OF EQUITY AWARDS.	No	Yes	Against	Against
				6. REPORT ON MINIMIZING IMPACTS OF NEONICS.	No	Yes	Against	Against

Bank of America Corporation	BAC	060505-104	5/6/2015	1a. ELECTION OF DIRECTOR: SHARON L. ALLEN	Yes	No	For	For		3/27/2015
				1b. ELECTION OF DIRECTOR: SUSAN S. BIES	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: JACK O. BOVENDER, JR.	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: FRANK P. BRAMBLE, SR.	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: PIERRE J.P. DE WECK	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: ARNOLD W. DONALD	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: CHARLES K. GIFFORD	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: LINDA P. HUDSON	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: MONICA C. LOZANO	Yes	No	For	For
				1j. ELECTION OF DIRECTOR: THOMAS J. MAY	Yes	No	For	For
				1k. ELECTION OF DIRECTOR: BRIAN T. MOYNIHAN	Yes	No	For	For
				1l. ELECTION OF DIRECTOR: LIONEL L. NOWELL, III	Yes	No	For	For
				1m. ELECTION OF DIRECTOR: R. DAVID YOST	Yes	No	For	For
				2. APPROVING OUR EXECUTIVE COMPENSATION (AN ADVISORY, NON-BINDING "SAY ON PAY" RESOLUTION)	Yes	No	For	For
				3. RATIFYING THE APPOINTMENT OF OUR REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM FOR 2015	Yes	No	For	For
				4. APPROVING THE AMENDMENT AND RESTATEMENT OF THE BANK OF AMERICA CORPORATION 2003 KEY ASSOCIATE STOCK PLAN	Yes	No	For	For
				5. STOCKHOLDER PROPOSAL - CLIMATE CHANGE REPORT	No	Yes	Against	Against
				6. STOCKHOLDER PROPOSAL - LOBBYING REPORT	No	Yes	Against	Against
				7. STOCKHOLDER PROPOSAL - STOCKHOLDER ACTION BY WRITTEN CONSENT	No	Yes	Against	Against
				8. STOCKHOLDER PROPOSAL - STOCKHOLDER VALUE COMMITTEE	No	Yes	Against	Against

Gilead Sciences, Inc.	GILD	375558-103	5/6/2015	1a. ELECTION OF DIRECTOR: JOHN F. COGAN	Yes	No	For	For		4/1/2015
				1b. ELECTION OF DIRECTOR: ETIENNE F. DAVIGNON	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: CARLA A. HILLS	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: KEVIN E. LOFTON	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: JOHN W. MADIGAN	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: JOHN C. MARTIN	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: NICHOLAS G. MOORE	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: RICHARD J. WHITLEY	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: GAYLE E. WILSON	Yes	No	For	For
				1j. ELECTION OF DIRECTOR: PER WOLD-OLSEN	Yes	No	For	For

2. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF GILEAD FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.
					Yes	No	For	For
				3. TO APPROVE AN AMENDMENT AND RESTATEMENT TO GILEAD'S EMPLOYEE STOCK PURCHASE PLAN AND INTERNATIONAL EMPLOYEE STOCK PURCHASE PLAN.	Yes	No	For	For
				4. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS PRESENTED IN THE PROXY STATEMENT.	Yes	No	For	For
				5. TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING THAT THE BOARD TAKE STEPS TO PERMIT STOCKHOLDER ACTION BY WRITTEN CONSENT.	No	Yes	Against	Against
				6. TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING THAT THE BOARD ADOPT A POLICY THAT THE CHAIRMAN OF THE BOARD OF DIRECTORS BE AN INDEPENDENT DIRECTOR.	No	Yes	Against	Against
				7. TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING THAT GILEAD ISSUE AN ANNUAL SUSTAINABILITY REPORT.	No	Yes	Against	Against
				8. TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING THAT THE BOARD REPORT ON CERTAIN RISKS TO GILEAD FROM RISING PRESSURE TO CONTAIN U.S. SPECIALTY DRUG PRICES.	No	Yes	Against	Against

American Express Company	AXP	025816-109	5/11/2015	1a. ELECTION OF DIRECTOR: CHARLENE BARSHEFSKY	Yes	No	For	For		4/2/2015
				1b. ELECTION OF DIRECTOR: URSULA BURNS	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: KENNETH CHENAULT	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: PETER CHERNIN	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: ANNE LAUVERGEON	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: MICHAEL LEAVITT	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: THEODORE LEONSIS	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: RICHARD LEVIN	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: SAMUEL PALMISANO	Yes	No	For	For
				1j. ELECTION OF DIRECTOR: DANIEL VASELLA	Yes	No	For	For
				1k. ELECTION OF DIRECTOR: ROBERT WALTER	Yes	No	For	For
				1l. ELECTION OF DIRECTOR: RONALD WILLIAMS	Yes	No	For	For
				2. RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	Yes	No	For	For
				3. ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.	Yes	No	For	For
				4. SHAREHOLDER PROPOSAL RELATING TO ANNUAL DISCLOSURE OF EEO-1 DATA.	No	Yes	Against	Against
				5. SHAREHOLDER PROPOSAL RELATING TO REPORT ON PRIVACY, DATA SECURITY AND GOVERNMENT REQUESTS.	No	Yes	Against	Against
				6. SHAREHOLDER PROPOSAL RELATING TO ACTION BY WRITTEN CONSENT.	No	Yes	Against	Against
				7. SHAREHOLDER PROPOSAL RELATING TO LOBBYING DISCLOSURE.	No	Yes	Against	Against
				8. SHAREHOLDER PROPOSAL RELATING TO INDEPENDENT BOARD CHAIRMAN.	No	Yes	Against	Against

eBay Inc.	EBAY	278642-103	5/1/2015	1a. ELECTION OF DIRECTOR: FRED D. ANDERSON	Yes	No	For	For		4/3/2015
				1b. ELECTION OF DIRECTOR: ANTHONY J. BATES	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: EDWARD W. BARNHOLT	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: JONATHAN CHRISTODORO	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: SCOTT D. COOK	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: JOHN J. DONAHOE	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: DAVID W. DORMAN	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: BONNIE S. HAMMER	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: GAIL J. MCGOVERN	Yes	No	For	For
				1j. ELECTION OF DIRECTOR: KATHLEEN C. MITIC	Yes	No	For	For
				1k. ELECTION OF DIRECTOR: DAVID M. MOFFETT	Yes	No	For	For
				1l. ELECTION OF DIRECTOR: PIERRE M. OMIDYAR	Yes	No	For	For
				1m. ELECTION OF DIRECTOR: THOMAS J. TIERNEY	Yes	No	For	For
				1n. ELECTION OF DIRECTOR: PERRY M. TRAQUINA	Yes	No	For	For
				1o. ELECTION OF DIRECTOR: FRANK D. YEARY	Yes	No	For	For
				2. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Yes	No	For	For
				3. TO APPROVE THE MATERIAL TERMS, INCLUDING THE PERFORMANCE GOALS, OF THE AMENDMENT AND RESTATEMENT OF THE EBAY INCENTIVE PLAN.	Yes	No	For	For
				4. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT AUDITORS FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2015.	Yes	No	For	For
				5. TO CONSIDER A STOCKHOLDER PROPOSAL REGARDING STOCKHOLDER ACTION BY WRITTEN CONSENT WITHOUT A MEETING, IF PROPERLY PRESENTED BEFORE THE MEETING.	No	Yes	Against	Against
				6 . TO CONSIDER A STOCKHOLDER PROPOSAL REGARDING STOCKHOLDER PROXY ACCESS, IF PROPERLY PRESENTED BEFORE THE MEETING.	No	Yes	Against	Against
				7. TO CONSIDER A STOCKHOLDER PROPOSAL REGARDING GENDER PAY, IF PROPERLY PRESENTED BEFORE THE MEETING.	No	Yes	Against	Against

American International Group, Inc	AIG	026874-784	5/13/2015	1a. ELECTION OF DIRECTOR: W. DON CORNWELL	Yes	No	For	For		4/7/2015
				1b. ELECTION OF DIRECTOR: PETER R. FISHER	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: JOHN H. FITZPATRICK	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: PETER D. HANCOCK	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: WILLIAM G. JURGENSEN	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: CHRISTOPHER S. LYNCH	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: GEORGE L. MILES, JR.	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: HENRY S. MILLER	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: ROBERT S. MILLER	Yes	No	For	For
				1j. ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON	Yes	No	For	For
				1k. ELECTION OF DIRECTOR: RONALD A. RITTENMEYER	Yes	No	For	For
				1l. ELECTION OF DIRECTOR: DOUGLAS M. STEENLAND	Yes	No	For	For
				1m. ELECTION OF DIRECTOR: THERESA M. STONE	Yes	No	For	For
				2. TO VOTE, ON A NON-BINDING ADVISORY BASIS, TO APPROVE EXECUTIVE COMPENSATION.	Yes	No	For	For
				3. TO ACT UPON A PROPOSAL TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS AIG'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	Yes	No	For	For

Halliburton Company	HAL	406216-101	5/20/2015	1A. ELECTION OF DIRECTOR: A.F. AL KHAYYAL	Yes	No	For	For		4/10/2015
				1B. ELECTION OF DIRECTOR: A.M. BENNETT	Yes	No	For	For
				1C. ELECTION OF DIRECTOR: J.R. BOYD	Yes	No	For	For
				1D ELECTION OF DIRECTOR: M. CARROLL	Yes	No	For	For
				1E ELECTION OF DIRECTOR: N.K. DICCIANI	Yes	No	For	For
				1F ELECTION OF DIRECTOR: M.S. GERBER	Yes	No	For	For
				1G ELECTION OF DIRECTOR: J.C. GRUBISICH	Yes	No	For	For
				1H ELECTION OF DIRECTOR: D.J. LESAR	Yes	No	For	For
				1I ELECTION OF DIRECTOR: R.A. MALONE	Yes	No	For	For
				1J ELECTION OF DIRECTOR: J.L. MARTIN	Yes	No	For	For
				1K ELECTION OF DIRECTOR: J.A. MILLER	Yes	No	For	For
				1L ELECTION OF DIRECTOR: D.L. REED	Yes	No	For	For
				2. PROPOSAL FOR RATIFICATION OF THE SELECTION OF AUDITORS.	Yes	No	For	For
				3. ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	Yes	No	For	For
				4. PROPOSAL TO AMEND AND RESTATE THE HALLIBURTON COMPANY STOCK AND INCENTIVE PLAN.	Yes	No	For	For
				5. PROPOSAL TO AMEND AND RESTATE THE HALLIBURTON COMPANY EMPLOYEE STOCK PURCHASE PLAN.	Yes	No	For	For

Southwestern Energy Company	SWN	845467-109	5/19/2015	1.1 ELECTION OF DIRECTOR: JOHN D. GASS	Yes	No	For	For		4/10/2015
				1.2 ELECTION OF DIRECTOR: CATHERINE A. KEHR	Yes	No	For	For
				1.3 ELECTION OF DIRECTOR: GREG D. KERLEY	Yes	No	For	For
				1.4 ELECTION OF DIRECTOR: VELLO A. KUUSKRAA	Yes	No	For	For
				1.5 ELECTION OF DIRECTOR: KENNETH R. MOURTON	Yes	No	For	For
				1.6 ELECTION OF DIRECTOR: STEVEN L. MUELLER	Yes	No	For	For
				1.7 ELECTION OF DIRECTOR: ELLIOTT PEW	Yes	No	For	For
				1.8 ELECTION OF DIRECTOR: TERRY W. RATHERT	Yes	No	For	For
				1.9 ELECTION OF DIRECTOR: ALAN H. STEVENS	Yes	No	For	For
				2. PROPOSAL TO RATIFY INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	Yes	No	For	For
				3. ADVISORY VOTE TO APPROVE OUR EXECUTIVE COMPENSATION.	Yes	No	For	For
				4. PROPOSAL FROM STOCKHOLDER REGARDING SPECIAL MEETINGS.	No	Yes	Against	Against
				5. PROPOSAL FROM STOCKHOLDER REGARDING PROXY ACCESS.	No	Yes	Against	Against

Tiffany & Co.	TIF	886547-108	5/28/2015	1A. ELECTION OF DIRECTOR: MICHAEL J. KOWALSKI	Yes	No	For	For		4/13/2015
				1B. ELECTION OF DIRECTOR: ROSE MARIE BRAVO	Yes	No	For	For
				1C. ELECTION OF DIRECTOR: GARY E. COSTLEY	Yes	No	For	For
				1D. ELECTION OF DIRECTOR: FREDERIC CUMENAL	Yes	No	For	For
				1E. ELECTION OF DIRECTOR: LAWRENCE K. FISH	Yes	No	For	For
				1F. ELECTION OF DIRECTOR: ABBY F. KOHNSTAMM	Yes	No	For	For
				1G. ELECTION OF DIRECTOR: CHARLES K. MARQUIS	Yes	No	For	For
				1H. ELECTION OF DIRECTOR: PETER W. MAY	Yes	No	For	For
				1I. ELECTION OF DIRECTOR: WILLIAM A. SHUTZER	Yes	No	For	For
				1J. ELECTION OF DIRECTOR: ROBERT S. SINGER	Yes	No	For	For
				2.RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 31, 2016.	Yes	No	For	For
				3. APPROVAL OF THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS IN FISCAL 2014.	Yes	No	For	For

Expeditors International of Washington, Inc.	EXPD	302130-109	5/21/2015	1a. ELECTION OF DIRECTOR: ROBERT R. WRIGHT	Yes	No	For	For		4/14/2015
				1b. ELECTION OF DIRECTOR: MARK A. EMMERT	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: DAN P. KOURKOUMELIS	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: MICHAEL J. MALONE	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: RICHARD B. MCCUNE	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: JOHN W. MEISENBACH	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: JEFFREY S. MUSSER	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: LIANE J. PELLETIER	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: JAMES L.K. WANG	Yes	No	For	For
				1j. ELECTION OF DIRECTOR: TAY YOSHITANI	Yes	No	For	For
				2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	Yes	No	For	For
				3. APPROVE 2015 STOCK OPTION PLAN.	Yes	No	For	For
				4. RATIFICATION OF OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Yes	No	For	For
				5. ADVISORY VOTE TO APPROVE COMPANY-SPONSORED PROXY ACCESS FRAMEWORK.	Yes	No	For	For
				6. SHAREHOLDER PROPOSAL: PROXY ACCESS.	No	Yes	Against	Against
				7. SHAREHOLDER PROPOSAL: PERFORMANCE-BASED EXECUTIVE EQUITY AWARDS.	No	Yes	Against	Against
				8. SHAREHOLDER PROPOSAL: NO ACCELERATED VESTING OF EQUITY AWARDS.	No	Yes	Against	Against
				9. SHAREHOLDER PROPOSAL: RETAIN SIGNIFICANT STOCK FROM EQUITY COMPENSATION.	No	Yes	Against	Against
				10. SHAREHOLDER PROPOSAL: RECOVERY OF UNEARNED MANAGEMENT BONUSES.	No	Yes	Against	Against

SBA Communications Corporation	SBAC	78388J-106	5/21/2015	1.1 ELECTION OF DIRECTOR FOR A THREE-YEAR TERM EXPIRING AT THE 2018 ANNUAL MEETING: BRIAN C. CARR	Yes	No	For	For		4/15/2015
				1.2 ELECTION OF DIRECTOR FOR A THREE-YEAR TERM EXPIRING AT THE 2018 ANNUAL MEETING: MARY S. CHAN	Yes	No	For	For
				1.3 ELECTION OF DIRECTOR FOR A THREE-YEAR TERM EXPIRING AT THE 2018 ANNUAL MEETING: GEORGE R. KROUSE, JR.	Yes	No	For	For
				2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS SBA'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2015 FISCAL YEAR.	Yes	No	For	For
				3. APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF SBA'S NAMED EXECUTIVE OFFICERS.	Yes	No	For	For
				4. APPROVAL OF SBA'S PROPOSAL REGARDING PROXY ACCESS.	Yes	No	For	For
				5. VOTE ON SHAREHOLDER PROPOSAL REGARDING PROXY ACCESS, IF PROPERLY PRESENTED AT THE ANNUAL MEETING.	No	Yes	Against	Against

Kindred Biosciences, Inc.	KIN	494577-109	6/1/2015	1a. ELECTION OF DIRECTOR: RAYMOND TOWNSEND, PHARM.D.	Yes	No	For	For		4/26/2015
				1b. ELECTION OF DIRECTOR: ERVIN VESZPREMI	Yes	No	For	For
				2. TO RATIFY THE APPOINTMENT OF KMJ CORBIN & COMPANY LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2015.	Yes	No	For	For

American Public Education, Inc.	APEI	02913V-103	6/12/2015	1A. ELECTION OF DIRECTOR: ERIC C. ANDERSEN	Yes	No	For	For		4/29/2015
				1B. ELECTION OF DIRECTOR: WALLACE E. BOSTON, JR.	Yes	No	For	For
				1C. ELECTION OF DIRECTOR: BARBARA G. FAST	Yes	No	For	For
				1D. ELECTION OF DIRECTOR: JEAN C. HALLE	Yes	No	For	For
				1E. ELECTION OF DIRECTOR: BARBARA KURSHAN	Yes	No	For	For
				1F. ELECTION OF DIRECTOR: TIMOTHY J. LANDON	Yes	No	For	For
				1G. ELECTION OF DIRECTOR: WESTLEY MOORE	Yes	No	For	For
				1H. ELECTION OF DIRECTOR: TIMOTHY T. WEGLICKI	Yes	No	For	For
				2. ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE COMPANY'S PROXY STATEMENT FOR THE 2015 ANNUAL MEETING.	Yes	No	For	For
				3. RATIFICATION OF THE APPOINTMENT OF MCGLADREY LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	Yes	No	For	For

Activision Blizzaard Inc.	ATVI	00507V-109	6/3/2015	1.1 ELECTION OF DIRECTOR: ROBERT J. CORTI	Yes	No	For	For		4/30/2015
				1.2 ELECTION OF DIRECTOR: BRIAN G. KELLY	Yes	No	For	For
				1.3 ELECTION OF DIRECTOR: ROBERT A. KOTICK	Yes	No	For	For
				1.4 ELECTION OF DIRECTOR: BARRY MEYER	Yes	No	For	For
				1.5 ELECTION OF DIRECTOR: ROBERT J. MORGADO	Yes	No	For	For
				1.6 ELECTION OF DIRECTOR: PETER NOLAN	Yes	No	For	For
				1.7. ELECTION OF DIRECTOR: RICHARD SARNOFF	Yes	No	For	For
				1.8 ELECTION OF DIRECTOR: ELAINE WYNN	Yes	No	For	For
				2. TO REQUEST ADVISORY APPROVAL OF OUR EXECUTIVE COMPENSATION.	Yes	No	For	For
				3. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	Yes	No	For	For

MasterCard Incorporated	MA	57636Q-104	6/9/2015	1a. ELECTION OF DIRECTOR: RICHARD HAYTHORNTHWAITE	Yes	No	For	For		5/8/2015
				1b. ELECTION OF DIRECTOR: AJAY BANGA	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: SILVIO BARZI	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: DAVID R. CARLUCCI	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: STEVEN J. FREIBERG	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: JULIUS GENACHOWSKI	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: MERIT E. JANOW	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: NANCY J. KARCH	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: MARC OLIVIE	Yes	No	For	For
				1j. ELECTION OF DIRECTOR: RIMA QURESHI	Yes	No	For	For
				1k. ELECTION OF DIRECTOR: JOSE OCTAVIO REYES LAGUNES	Yes	No	For	For
				1l. ELECTION OF DIRECTOR: JACKSON P. TAI	Yes	No	For	For
				1m. ELECTION OF DIRECTOR: EDWARD SUNING TIAN	Yes	No	For	For
				2. ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION	Yes	No	For	For
				3. APPROVAL OF THE AMENDED AND RESTATED SENIOR EXECUTIVE ANNUAL INCENTIVE COMPENSATION PLAN	Yes	No	For	For
				4. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR 2015	Yes	No	For	For

Yahoo! Inc.	YHOO	984332-106	6/24/2015	1a. ELECTION OF DIRECTOR: DAVID FILO	Yes	No	For	For		5/9/2015
				1b. ELECTION OF DIRECTOR: SUSAN M. JAMES	Yes	No	For	For
				1c. ELECTION OF DIRECTOR: MAX R. LEVCHIN	Yes	No	For	For
				1d. ELECTION OF DIRECTOR: MARISSA A. MAYER	Yes	No	For	For
				1e. ELECTION OF DIRECTOR: THOMAS J. MCINERNEY	Yes	No	For	For
				1f. ELECTION OF DIRECTOR: CHARLES R. SCHWAB	Yes	No	For	For
				1g. ELECTION OF DIRECTOR: H. LEE SCOTT, JR.	Yes	No	For	For
				1h. ELECTION OF DIRECTOR: JANE E. SHAW, PH.D.	Yes	No	For	For
				1i. ELECTION OF DIRECTOR: MAYNARD G. WEBB, JR.	Yes	No	For	For
				2. APPROVAL, ON AN ADVISORY BASIS, OF THE COMPANY'S EXECUTIVE COMPENSATION.	Yes	No	For	For
				3. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Yes	No	For	For
				4. SHAREHOLDER PROPOSAL REGARDING A BOARD COMMITTEE ON HUMAN RIGHTS, IF PROPERLY PRESENTED AT THE ANNUAL MEETING.	No	Yes	Against	Against
				5. SHAREHOLDER PROPOSAL REGARDING A RIGHT TO ACT BY WRITTEN CONSENT, IF PROPERLY PRESENTED AT THE ANNUAL MEETING.	No	Yes	Against	Against

Nielsen N.V	NLSN	N63218-106	6/26/2015
1. TO (A) APPROVE THE AMENDMENT OF THE ARTICLES OF ASSOCIATION OF NIELSEN N.V. IN CONNECTION WITH THE PROPOSED MERGER OF NIELSEN N.V. INTO ITS SUBSIDIARY, NIELSEN HOLDINGS PLC, AND (B) AUTHORIZE ANY AND ALL LAWYERS AND (DEPUTY) CIVIL LAW NOTARIES PRACTICING AT CLIFFORD CHANCE LLP TO EXECUTE THE NOTARIAL DEED OF AMENDMENT OF THE ARTICLES OF ASSOCIATION TO EFFECT THE AFOREMENTIONED AMENDMENT OF THE ARTICLES OF ASSOCIATION.
					Yes	No	For	For		6/9/2015
				2. TO APPROVE THE MERGER BETWEEN NIELSEN N.V. AND NIELSEN HOLDINGS PLC.	Yes	No	For	For

3. TO (A) ADOPT OUR DUTCH STATUTORY ANNUAL ACCOUNTS FOR THE YEAR ENDED DECEMBER 31, 2014 AND (B) AUTHORIZE THE PREPARATION OF OUR DUTCH STATUTORY ANNUAL ACCOUNTS AND THE ANNUAL REPORT OF THE BOARD OF DIRECTORS REQUIRED BY DUTCH LAW, BOTH FOR THE YEAR ENDING DECEMBER 31, 2015, IN THE ENGLISH LANGUAGE.
					Yes	No	For	For
				4. TO DISCHARGE THE MEMBERS OF THE BOARD OF DIRECTORS FROM LIABILITY PURSUANT TO DUTCH LAW IN RESPECT OF THE EXERCISE OF THEIR DUTIES DURING THE YEAR ENDED DECEMBER 31, 2014.	Yes	No	For	For
				5A. ELECTION OF DIRECTOR: JAMES A. ATTWOOD, JR.	Yes	No	For	For
				5B. ELECTION OF DIRECTOR: DWIGHT M. BARNS	Yes	No	For	For
				5C. ELECTION OF DIRECTOR: DAVID L. CALHOUN	Yes	No	For	For
				5D. ELECTION OF DIRECTOR: KAREN M. HOGUET	Yes	No	For	For
				5E. ELECTION OF DIRECTOR: JAMES M. KILTS	Yes	No	For	For
				5F. ELECTION OF DIRECTOR: HARISH MANWANI	Yes	No	For	For
				5G. ELECTION OF DIRECTOR: KATHRYN V. MARINELLO	Yes	No	For	For
				5H. ELECTION OF DIRECTOR: ALEXANDER NAVAB	Yes	No	For	For
				5I. ELECTION OF DIRECTOR: ROBERT POZEN	Yes	No	For	For
				5J. ELECTION OF DIRECTOR: VIVEK Y. RANADIVE	Yes	No	For	For
				5K. ELECTION OF DIRECTOR: JAVIER G. TERUEL	Yes	No	For	For
				6. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2015.	Yes	No	For	For
				7. TO APPOINT ERNST & YOUNG ACCOUNTANTS LLP AS OUR AUDITOR WHO WILL AUDIT OUR DUTCH STATUTORY ANNUAL ACCOUNTS FOR THE YEAR ENDING DECEMBER 31, 2015.	Yes	No	For	For

8. TO APPROVE THE EXTENSION OF THE AUTHORITY OF THE BOARD OF DIRECTORS TO REPURCHASE UP TO 10% OF OUR ISSUED SHARE CAPITAL (INCLUDING DEPOSITARY RECEIPTS ISSUED FOR OUR SHARES) UNTIL DECEMBER 26, 2016 ON THE OPEN MARKET, THROUGH PRIVATELY NEGOTIATED TRANSACTIONS OR IN ONE OR MORE SELF-TENDER OFFERS FOR A PRICE PER SHARE (OR DEPOSITARY RECEIPT) NOT LESS THAN THE NOMINAL VALUE OF A SHARE AND NOT HIGHER THAN 110% OF THE MOST RECENTLY AVAILABLE (AS OF THE TIME OF REPURCHASE) PRICE OF ... (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL)
					Yes	No	For	For

9. TO APPROVE IN A NON-BINDING, ADVISORY VOTE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT/PROSPECTUS PURSUANT TO THE RULES OF THE SECURITIES AND EXCHANGE COMMISSION.
					Yes	No	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President
Date	August 25, 2015

* Print the name and title of each signing officer under his or her signature.